Warrants Activity (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Activity
Warrant Purchaes summary
	Number of Warrants	Exercise Price
Balance – December 31, 2010	4,570,000	$0.24
Issued	16,000,000	$0.10
Expired	(2,070,000)	$0.40
Balance – December 31, 2011 and 2012	18,500,000	$0.10

Warrants Outstanding	As at December 31, 2012, the following share purchase warrants were outstanding:
Number of Warrants	Exercise Price	Expiry Date
2,500,000	$0.10	April 28, 2013
16,000,000	$0.10	July 14, 2014

18,500,000